Revenue (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of revenue

Revenue for fiscal 2019 consists of the following:

	Year ended March 31,
	2019		2019
	(In millions)
Sale of products
- Sale of vehicles	US$	37,260.1	Rs.	2,576,720.5
- Sale of spare parts		3,476.3		240,405.0
- Sale of miscellaneous products		1,655.0		114,449.7
Sale of Services		406.2		28,091.7
Others (Incentives) (refer note 2(x))		—		—

Total	US$	42,797.6	Rs.	2,959,666.9